Equity Based Awards - Summary of Additional Information Regarding The Exercise of Stock Options (Detail) - 2013 Stock Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Line Items]
Weighted-average grant date fair value of options granted	$ 0	$ 1.01	$ 1.28	$ 0.92
Intrinsic value of options exercised	$ 6,450	$ 2,017	$ 4,455	$ 3,909